April 15, 2015

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:           Compass EMP Funds Trust (File Nos. 811-22696; 333-181176)

Dear Sir/Madam:

On behalf of Compass EMP Funds Trust (the “Trust”), a registered investment company, we hereby submit, via electronic filing, Post-Effective Amendment No. 29 to the Trust’s Registration
Statement (the “Amendment”).  The purpose of this filing is to register shares of the following new series of the Trust: the Compass EMP US Small Cap 500 Volatility Weighted Index ETF, Compass EMP International 500 Volatility Weighted Index ETF, Compass EMP Emerging Market 500 Volatility Weighted Index ETF, Compass EMP US High Dividend 100 Volatility Weighted Index ETF, Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP  International High Dividend 100 Volatility Weighted Index ETF, and Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265 or Tanya Goins at (202) 973-2722.

Sincerely,

/s/Tanya L. Goins
Tanya L. Goins